Restricted Net Assets and Parent Company Only Condensed Financial Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Restricted Net Assets And Parent Company Condensed Financial Information [Abstract]
Percentage of annual require net after tax profits	10.00%
Percentage of reserve fund of registered capital	50.00%